Minimum Lease Payment under Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 1,547
2017	1,771
2018	1,821
2019	1,873
2020 and thereafter	14,923
Total	$ 21,935